T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.3%
COMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.5%
GCI Liberty, Class A (1)(2)	584,699	36,292
		36,292
Entertainment 0.7%
Live Nation Entertainment (1)	346,500	22,987
Take-Two Interactive Software (1)	291,400	36,524
		59,511
Media 1.9%
Cable One	64,100	80,426
Gray Television (1)(2)	1,161,300	18,952
MSG Networks, Class A (1)(2)	858,600	13,927
Nexstar Media Group, Class A	342,100	35,000
		148,305
Total Communication Services		244,108
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.7%
Cooper-Standard Holdings (1)	126,600	5,175
LCI Industries	279,900	25,709
Visteon (1)(2)	310,100	25,596
		56,480
Distributors 0.9%
Pool	355,900	71,785
		71,785
Diversified Consumer Services 3.3%
Bright Horizons Family Solutions (1)	522,601	79,697
Grand Canyon Education (1)	395,500	38,838
Service Corporation International	1,148,600	54,914
ServiceMaster Global Holdings (1)	957,406	53,519
Strategic Education	173,800	23,616

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

WW International (1)	256,900	9,716
		260,300
Hotels, Restaurants & Leisure 5.9%
Boyd Gaming	1,332,600	31,916
Cheesecake Factory (2)	303,900	12,667
Choice Hotels International (2)	406,700	36,180
Churchill Downs	549,840	67,880
Denny's (1)	1,673,619	38,100
Domino's Pizza (2)	111,987	27,391
Hilton Grand Vacations (1)	944,100	30,211
Marriott Vacations Worldwide	57,400	5,947
Papa John's International (2)	316,218	16,554
Penn National Gaming (1)	1,619,382	30,161
Ruth's Hospitality Group	917,600	18,733
Six Flags Entertainment	338,700	17,203
Texas Roadhouse	718,600	37,741
Vail Resorts	245,830	55,941
Wendy's	1,987,200	39,704
		466,329
Household Durables 0.9%
Cavco Industries (1)	99,310	19,076
Helen of Troy (1)	354,200	55,843
		74,919
Leisure Products 0.3%
Brunswick	498,440	25,979
		25,979
Specialty Retail 1.3%
Aaron's	318,559	20,470
Burlington Stores (1)	229,700	45,899
Children's Place (2)	83,700	6,444
Murphy USA (1)	350,600	29,906
		102,719
Textiles, Apparel & Luxury Goods 0.9%
Carter's	367,700	33,538

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Steven Madden	993,650	35,563
		69,101
Total Consumer Discretionary		1,127,612
CONSUMER STAPLES 4.2%
Beverages 0.9%
Boston Beer, Class A (1)	109,300	39,794
Coca-Cola Consolidated	95,900	29,141
		68,935
Food & Staples Retailing 1.7%
Casey's General Stores	367,300	59,194
Performance Food Group (1)	1,179,300	54,260
Sprouts Farmers Market (1)	1,156,500	22,367
		135,821
Food Products 1.5%
J&J Snack Foods	231,581	44,464
John B. Sanfilippo & Son	194,500	18,789
Post Holdings (1)	363,790	38,503
TreeHouse Foods (1)	325,200	18,032
		119,788
Personal Products 0.1%
Nu Skin Enterprises, Class A	125,700	5,346
		5,346
Total Consumer Staples		329,890
ENERGY 1.8%
Energy Equipment & Services 0.5%
Apergy (1)	757,700	20,496
Computer Modelling Group (CAD)	213,600	985
Dril-Quip (1)	289,700	14,537
Exterran (1)	185,400	2,422
RPC (2)	506,600	2,842
		41,282
Oil, Gas & Consumable Fuels 1.3%
Matador Resources (1)(2)	1,414,900	23,388

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

PBF Energy, Class A	926,700	25,197
PDC Energy (1)	582,950	16,177
WPX Energy (1)	3,503,700	37,104
		101,866
Total Energy		143,148
FINANCIALS 5.2%

Banks 1.8%
Ameris Bancorp	625,000	25,150
Carolina Financial	537,793	19,113
CenterState Bank	1,086,000	26,048
First Bancorp North Carolina	748,100	26,857
Signature Bank	137,900	16,440
Western Alliance Bancorp	560,300	25,819
		139,427
Capital Markets 1.4%
Cboe Global Markets	313,000	35,967
E*TRADE Financial	174,827	7,638
FactSet Research Systems	61,800	15,015
MarketAxess Holdings	156,900	51,385
		110,005
Consumer Finance 0.4%
Green Dot, Class A (1)	356,300	8,996
PRA Group (1)	189,400	6,400
SLM	1,665,800	14,701
		30,097
Insurance 1.3%
Heritage Insurance Holdings	202,200	3,023
Kemper	260,200	20,283
Primerica	491,700	62,559
Universal Insurance Holdings	558,200	16,740
		102,605
Thrifts & Mortgage Finance 0.3%
MGIC Investment	909,500	11,441

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Radian Group	752,800	17,194
		28,635
Total Financials		410,769
HEALTH CARE 22.3%
Biotechnology 6.0%
ACADIA Pharmaceuticals (1)(2)	880,012	31,672
Acceleron Pharma (1)	276,500	10,925
Agios Pharmaceuticals (1)(2)	319,881	10,364
Aimmune Therapeutics (1)(2)	283,689	5,940
Alkermes (1)	219,600	4,284
Alnylam Pharmaceuticals (1)	40,700	3,273
Amicus Therapeutics (1)	598,400	4,799
Bluebird Bio (1)(2)	106,600	9,788
Blueprint Medicines (1)	302,456	22,221
CRISPR Therapeutics (1)(2)	270,700	11,096
Emergent BioSolutions (1)	621,500	32,492
Enanta Pharmaceuticals (1)	77,000	4,626
Exelixis (1)	343,400	6,073
FibroGen (1)	373,700	13,819
Genomic Health (1)	298,700	20,258
Global Blood Therapeutics (1)(2)	355,890	17,268
Immunomedics (1)(2)	635,174	8,422
Insmed (1)(2)	691,000	12,189
Ionis Pharmaceuticals (1)	143,200	8,579
Ironwood Pharmaceuticals (1)(2)	672,300	5,772
Ligand Pharmaceuticals (1)(2)	237,500	23,641
Madrigal Pharmaceuticals (1)(2)	34,100	2,940
Mirati Therapeutics (1)(2)	171,400	13,354
Neurocrine Biosciences (1)	193,326	17,421
PTC Therapeutics (1)	365,600	12,365
Repligen (1)(2)	455,000	34,894
Sage Therapeutics (1)(2)	266,159	37,339
Sarepta Therapeutics (1)(2)	193,000	14,537
Seattle Genetics (1)	181,400	15,492
Spark Therapeutics (1)(2)	215,400	20,890

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Ultragenyx Pharmaceutical (1)(2)	393,685	16,842
uniQure (1)(2)	256,000	10,076
Xencor (1)(2)	426,800	14,396
		478,047
Health Care Equipment & Supplies 6.0%
Avanos Medical (1)	147,400	5,522
Cantel Medical	423,300	31,663
Cooper	58,550	17,389
Exact Sciences (1)	444,700	40,188
Globus Medical, Class A (1)	587,200	30,018
Haemonetics (1)	439,900	55,489
ICU Medical (1)	255,998	40,857
Inogen (1)	88,400	4,235
Insulet (1)(2)	164,000	27,048
Lantheus Holdings (1)	1,024,600	25,682
LivaNova (1)	329,900	24,343
Masimo (1)	406,200	60,438
NuVasive (1)	462,600	29,320
Penumbra (1)(2)	213,500	28,714
West Pharmaceutical Services	351,000	49,779
		470,685
Health Care Providers & Services 4.3%
Addus HomeCare (1)	338,200	26,812
Amedisys (1)	272,300	35,674
AMN Healthcare Services (1)	141,220	8,129
BioTelemetry (1)(2)	415,000	16,903
Chemed	150,800	62,970
CorVel (1)	253,666	19,202
Encompass Health	439,600	27,818
Ensign Group	881,600	41,814
Molina Healthcare (1)	494,000	54,202
U. S. Physical Therapy	262,200	34,230
WellCare Health Plans (1)	60,100	15,576
		343,330

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Technology 0.7%
Omnicell (1)	503,900	36,417
Tabula Rasa HealthCare (1)(2)	319,500	17,553
		53,970
Life Sciences Tools & Services 3.0%
Bio-Rad Laboratories, Class A (1)	108,800	36,202
Bruker	326,200	14,330
Cambrex (1)	441,500	26,269
Charles River Laboratories International (1)	401,800	53,186
Medpace Holdings (1)	540,000	45,382
PRA Health Sciences (1)	593,611	58,904
		234,273
Pharmaceuticals 2.3%
Aerie Pharmaceuticals (1)(2)	243,100	4,672
Assertio Therapeutics (1)	819,400	1,049
Catalent (1)	1,001,441	47,729
Horizon Therapeutics (1)	1,145,500	31,192
Innoviva (1)	562,600	5,930
Jazz Pharmaceuticals (1)	65,700	8,419
MyoKardia (1)(2)	243,280	12,687
Nektar Therapeutics (1)(2)	266,600	4,856
Pacira BioSciences (1)	230,500	8,775
Phibro Animal Health, Class A	430,000	9,172
Prestige Consumer Healthcare (1)	656,800	22,784
Supernus Pharmaceuticals (1)(2)	522,000	14,344
Theravance Biopharma (1)(2)	333,329	6,493
WaVe Life Sciences (1)(2)	104,947	2,155
		180,257
Total Health Care		1,760,562
INDUSTRIALS & BUSINESS SERVICES 17.0%

Aerospace & Defense 3.8%
Aerojet Rocketdyne Holdings (1)	1,343,300	67,850
Curtiss-Wright	354,600	45,875
HEICO, Class A	529,725	51,547

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Hexcel	557,700	45,804
Moog, Class A	442,000	35,855
Teledyne Technologies (1)	171,530	55,231
		302,162
Air Freight & Logistics 0.4%
XPO Logistics (1)(2)	442,600	31,677
		31,677
Building Products 1.2%
AAON	351,200	16,134
Lennox International	195,600	47,525
Patrick Industries (1)	626,750	26,875
Resideo Technologies (1)	294,500	4,226
		94,760
Commercial Services & Supplies 2.7%
Advanced Disposal Services (1)	880,044	28,663
Casella Waste Systems, Class A (1)	1,324,400	56,870
frontdoor (1)	647,303	31,440
IAA (1)	282,100	11,772
Rollins (2)	682,837	23,264
UniFirst	208,600	40,702
US Ecology	379,500	24,265
		216,976
Construction & Engineering 0.1%
Comfort Systems USA	92,100	4,074
		4,074
Electrical Equipment 0.7%
Atkore International Group (1)	783,143	23,768
Generac Holdings (1)	398,800	31,242
		55,010
Machinery 4.5%
Albany International, Class A	249,500	22,495
Douglas Dynamics	557,900	24,865
EnPro Industries	219,200	15,048
Gardner Denver Holdings (1)	988,200	27,956

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Graco	751,210	34,586
IDEX	76,400	12,520
John Bean Technologies	370,700	36,859
Lincoln Electric Holdings	200,100	17,361
Lydall (1)	453,300	11,292
Middleby (1)	94,600	11,059
Milacron Holdings (1)	774,047	12,903
Nordson	187,500	27,424
Standex International	66,900	4,880
Toro	722,000	52,922
Woodward	447,630	48,268
		360,438
Professional Services 2.0%
ASGN (1)	678,200	42,632
Exponent	771,116	53,901
Insperity	475,500	46,894
TransUnion	162,682	13,195
		156,622
Road & Rail 0.9%
Landstar System	355,200	39,988
Old Dominion Freight Line	169,000	28,725
		68,713
Trading Companies & Distributors 0.7%
Beacon Roofing Supply (1)	282,900	9,485
Univar (1)(2)	639,100	13,268
Watsco	179,100	30,300
		53,053
Total Industrials & Business Services		1,343,485
INFORMATION TECHNOLOGY 21.7%

Communications Equipment 0.4%
Plantronics	127,000	4,740
Ubiquiti (2)	216,100	25,556
		30,296

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Electronic Equipment, Instruments & Components 3.3%
Cognex	528,500	25,965
Coherent (1)	238,530	36,667
ePlus (1)	111,600	8,492
Littelfuse	253,900	45,019
Novanta (1)	547,800	44,766
OSI Systems (1)	393,900	40,004
Tech Data (1)	107,900	11,248
Zebra Technologies, Class A (1)	235,300	48,559
		260,720
IT Services 4.9%
Booz Allen Hamilton Holding	809,500	57,491
Broadridge Financial Solutions	119,400	14,857
CACI International, Class A (1)	115,900	26,803
Cardtronics, Class A (1)	603,744	18,257
CoreLogic (1)	704,900	32,616
Euronet Worldwide (1)	559,900	81,913
Gartner (1)	145,200	20,762
MAXIMUS	723,100	55,867
Science Applications International	345,800	30,205
WEX (1)	245,820	49,673
		388,444
Semiconductors & Semiconductor Equipment 4.7%
Advanced Energy Industries (1)	405,800	23,297
Cabot Microelectronics	213,000	30,078
Cirrus Logic (1)	486,630	26,073
Entegris	1,199,900	56,467
Ichor Holdings (1)	311,000	7,520
MaxLinear (1)(2)	1,323,000	29,609
Mellanox Technologies (1)	504,500	55,288
MKS Instruments	504,000	46,509
Monolithic Power Systems	260,200	40,495
Nanometrics (1)	546,100	17,814
Versum Materials	803,400	42,524
		375,674

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Software 8.1%
ACI Worldwide (1)	1,132,400	35,472
Aspen Technology (1)	315,700	38,856
Blackbaud (2)	532,500	48,106
Ceridian HCM Holding (1)(2)	444,647	21,952
CommVault Systems (1)	447,700	20,017
CyberArk Software (1)	196,900	19,655
Descartes Systems Group (1)(2)	405,300	16,338
Envestnet (1)	642,400	36,424
Fair Isaac (1)	241,700	73,361
Fortinet (1)	182,200	13,986
j2 Global	281,840	25,597
LogMeIn	183,800	13,042
Manhattan Associates (1)	441,400	35,608
Pegasystems	558,800	38,026
Proofpoint (1)	379,500	48,974
PTC (1)	123,450	8,417
Qualys (1)(2)	417,400	31,543
RealPage (1)	664,533	41,773
Sapiens International	129,073	2,535
SS&C Technologies Holdings	657,800	33,923
Tyler Technologies (1)	144,600	37,957
		641,562
Technology Hardware, Storage & Peripherals 0.3%
NCR (1)	728,300	22,985
		22,985
Total Information Technology		1,719,681
MATERIALS 4.5%
Chemicals 3.5%
AdvanSix (1)	489,000	12,577
Chase	261,000	28,551
HB Fuller	254,900	11,868
Ingevity (1)	541,300	45,924
Innospec	469,400	41,842
Minerals Technologies	238,900	12,683

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
NewMarket	72,200	34,085
PolyOne	569,800	18,604
Quaker Chemical	187,200	29,604
Scotts Miracle-Gro	260,600	26,534
Stepan	141,038	13,689
		275,961
Construction Materials 0.4%
Eagle Materials	354,600	31,918
		31,918
Containers & Packaging 0.5%
Berry Global Group (1)	900,200	35,351
		35,351
Metals & Mining 0.1%
Worthington Industries	291,200	10,498
		10,498
Total Materials		353,728
REAL ESTATE 3.6%
Equity Real Estate Investment Trusts 3.6%
Americold Realty Trust, REIT (2)	1,165,164	43,193
CoreSite Realty, REIT	345,700	42,124
CubeSmart, REIT	719,100	25,097
CyrusOne, REIT	565,600	44,739
Equity LifeStyle Properties, REIT	216,700	28,951
First Industrial Realty Trust, REIT	913,000	36,118
PS Business Parks, REIT	132,300	24,072
Terreno Realty, REIT	812,400	41,505
Total Real Estate		285,799
UTILITIES 0.7%
Independent Power & Renewable Electricity Producers 0.5%
Ormat Technologies	522,100	38,787
		38,787

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.2%
Middlesex Water	225,000	14,616
		14,616
Total Utilities		53,403
Total Common Stocks (Cost $6,082,052)		7,772,185
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 2.00% (3)(4)	116,359,463	116,360
Total Short-Term Investments (Cost $116,360)		116,360
SECURITIES LENDING COLLATERAL 3.9%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.9%
Short-Term Funds 3.9%
T. Rowe Price Short-Term Fund, 2.07% (3)(4)	31,351,912	313,519
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		313,519
Total Securities Lending Collateral (Cost $313,519)		313,519

Total Investments in Securities 103.7%
(Cost $6,511,931)		$8,202,064
Other Assets Less Liabilities (3.7)%		(294,155)
Net Assets 100.0%		$7,907,909

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Affiliated Companies
(4)	Seven-day yield
CAD	Canadian Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$737
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$737+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$21,423		¤	¤	$116,360
T. Rowe Price Short-Term
Fund	458,159		¤	¤	313,519
					$429,879^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $737 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $429,879.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE QM U.S. SMALL-CAP GROWTH EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$7,771,200	$ 985	$ —	$ 7,772,185
Short-Term Investments	116,360	—	—	116,360
Securities Lending Collateral	313,519	—	—	313,519
Total	$8,201,079	$ 985	$ —	$ 8,202,064